OTHER INCOME	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
OTHER INCOME

3. OTHER INCOME

During the three and six months ended March 31, 2024, the Company earned interest income of $36,220 and $71,187 on its cash held at a financial institution. During the three and six months ended March 31, 2023, the Company did not earn any interest income.

3. OTHER INCOME

During the year ended September 30, 2023, the Company earned interest income of $32,994 on its cash held at a financial institution. During the period from Inception through September 30, 2022, the Company was awarded a grant for 200 hours of subject matter expert support at Idaho National Laboratory (“INL”) as part of the National Reactor Innovation Center (“NRIC”) Resource Team program which amounted to $28,000. NRIC is a national U.S. Department of Energy program led by the INL, allowing collaborators to harness the world-class capabilities of the U.S. National Laboratory System. All amounts related to this grant have been earned as of September 30, 2022.